CONSOLIDATED INTERIM INCOME STATEMENT - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 1,713,000,000	$ 1,455,000,000	$ 3,217,000,000	$ 2,723,000,000
Cost of sales	(1,475,000,000)	(1,270,000,000)	(2,801,000,000)	(2,388,000,000)
Gross profit	238,000,000	185,000,000	416,000,000	335,000,000
Sales, general and administration expenses	(87,000,000)	(68,000,000)	(173,000,000)	(144,000,000)
Intangible amortization	(36,000,000)	(35,000,000)	(72,000,000)	(68,000,000)
Operating [profit]	115,000,000	82,000,000	171,000,000	123,000,000
Net finance expense	(64,000,000)	(67,000,000)	(124,000,000)	(117,000,000)
[Profit] before tax	51,000,000	15,000,000	47,000,000	6,000,000
Income tax [charge]	(16,000,000)	(10,000,000)	(17,000,000)	$ (6,000,000)
[Profit] for the period	35,000,000	5,000,000	30,000,000
[Profit] attributable to:
Equity holders	$ 35,000,000	5,000,000	$ 30,000,000
[Earnings/(loss)] per share:
Basic [earnings/(loss)] per share attributable to equity holders	$ 0.06		$ 0.05	$ (0.02)
Diluted [earnings/(loss)] per share attributable to equity holders	$ 0.06		$ 0.05	$ (0.02)
Before exceptional items
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 1,713,000,000	1,455,000,000	$ 3,217,000,000	$ 2,723,000,000
Cost of sales	(1,474,000,000)	(1,257,000,000)	(2,799,000,000)	(2,373,000,000)
Gross profit	239,000,000	198,000,000	418,000,000	350,000,000
Sales, general and administration expenses	(84,000,000)	(67,000,000)	(167,000,000)	(142,000,000)
Intangible amortization	(36,000,000)	(35,000,000)	(72,000,000)	(68,000,000)
Operating [profit]	119,000,000	96,000,000	179,000,000	140,000,000
Net finance expense	(62,000,000)	(59,000,000)	(119,000,000)	(115,000,000)
[Profit] before tax	57,000,000	37,000,000	60,000,000	25,000,000
Income tax [charge]	(17,000,000)	(11,000,000)	(18,000,000)	(7,000,000)
[Profit] for the period	40,000,000	26,000,000	42,000,000	18,000,000
Exceptional items.
Disclosure of reclassifications or changes in presentation [line items]
Cost of sales	(1,000,000)	(13,000,000)	(2,000,000)	(15,000,000)
Gross profit	(1,000,000)	(13,000,000)	(2,000,000)	(15,000,000)
Sales, general and administration expenses	(3,000,000)	(1,000,000)	(6,000,000)	(2,000,000)
Operating [profit]	(4,000,000)	(14,000,000)	(8,000,000)	(17,000,000)
Net finance expense	(2,000,000)	(8,000,000)	(5,000,000)	(2,000,000)
[Profit] before tax	(6,000,000)	(22,000,000)	(13,000,000)	(19,000,000)
Income tax [charge]	1,000,000	1,000,000	1,000,000	1,000,000
[Profit] for the period	$ (5,000,000)	$ (21,000,000)	$ (12,000,000)	$ (18,000,000)